NET GAIN ON SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
NET GAIN ON SECURITIES [Abstract]
Net Gain on Securities
This item consists of the following:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)

Net gain (loss) on financial assets at fair value through profit or loss	212,907	370,049	(114,892)
Net gain in associates	135,183	117,089	104,461
Net gain (loss) on investments at fair value through other comprehensive income	43,101	(61,255)	75,273
Impairment of investments at fair value through other comprehensive income, Note 6(b)	(27,947)	(4,321)	(58,260)
Others	(949)	3,582	(1,114)
Total	362,295	425,144	5,468